COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses were RMB17,687,924, RMB19,386,322 and RMB23,563,373 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Year ended December 31,	RMB
2021	22,225,857
2022	18,649,509
2023	4,551,612

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2020.

Legal Proceedings

On April 19, 2021, the Group and certain of the Group’s current and former directors and officers and the underwriters in the initial public offering and the agent for service of process in the United States were named as defendants in a securities class action filed in the Supreme Court of the State of New York, New York County. The action, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the ADSs, alleges that the Group’s registration statement on Form F-1 in connection with the initial public offering contained material misstatements and omissions in violation of the U.S. federal securities laws, including those relating to the estimates on financial results of the fourth quarter of 2020. The plaintiff sought to, among others, have the court certify the class action as well as award damages, reasonable costs and expenses and other relief as deemed appropriate by the court in favor of the class.

This action remains in its preliminary stage, and the Group are currently unable to estimate the potential loss, if any, associated with the resolution of such lawsuit, if it proceeds. The Group believe this case is without merit and intend to defend the actions vigorously. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2020 since it is not probable that a liability has incurred and the amount of loss cannot be reasonably estimated.